Expense Example - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio	Apr. 30, 2025 USD ($)
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	774
VIP Dynamic Capital Appreciation Portfolio - Service Class
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073